May 21, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Registration Statement on Form N-6 for VUL

(File Nos. 811-09725; 333-_____)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-_____).

This is a new Registration Statement. It is being filed in reliance on Rule 6e-3(T) under the Investment Company Act of 1940, as amended.

Please note that the Registration Statement does not include some of the required exhibits and certain additional updating information all of which will be included in a pre-effective amendment.

We are seeking an effective date of August 15, 2008.

Any questions or comments regarding this Registration Statement should be directed to the undersigned at 212-598-7469 or via facsimile transmission or e-mail as set forth below.

Thank you for your attention to this matter.

Sincerely,

Sheri L. Kocen Counsel The Guardian Life Insurance Company of America 7 Hanover Square New York City, NY 10004 (212) 598-7469 (212) 919-2691 (fax) sheri_kocen@glic.com